
                                                                                             ----------------------------------
                                UNITED STATES                                                OMB APPROVAL
                                                                                             ----------------------------------
                      SECURITIES AND EXCHANGE COMMISSION                                     OMB Number: 3235-0456
                            Washington, D.C. 20549                                           Expires:  July 31, 2006
                                                                                             Estimated average burden
                                 FORM 24F-2                                                  hours per response........2
                                                                                             ----------------------------------
                       ANNUAL NOTICE OF SECURITIES SOLD
                           PURSUANT TO RULE 24F-2

              READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

-------------------------------------------------------------------------------------------------------------------------------
1.  Name and  address of issuer:  Forum  Funds
                                  Two Portland Square
                                  Portland, Maine 04101


-------------------------------------------------------------------------------------------------------------------------------
2.  The name of each  series or class of  securities  for  which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                              Brown Advisory  Growth  Equity Fund
                              Brown Advisory Maryland Bond Fund
                              Brown Advisory Small-Cap   Value  Fund
                              Brown Advisory Small-Cap  Growth Fund
                              Brown Advisory Real Estate  Fund
                              Brown Advisory  Intermediate Income Fund
                              Brown Advisory  International Fund
                              Brown Advisory  Value  Equity  Fund
                              Mastrapasqua Growth Fund


-------------------------------------------------------------------------------------------------------------------------------
3. Investment Company Act File Number:          811-3023

   Securities Act File Number:                  2-67052



-------------------------------------------------------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

                                                 May 31, 2004



-------------------------------------------------------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (I.E.,  more than
          90 calendar  days after the end of the  issuer's  fiscal  year).
          (See instruction A.2)

NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


-------------------------------------------------------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last  time the  issuer  will be filing  this
          Form.



-------------------------------------------------------------------------------------------------------------------------------
5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the
                                                                                             ----------------------------------
         fiscal year pursuant to section 24(f):                                                              $176,828,286
                                                                                             ----------------------------------

     (ii) Aggregate price of securities redeemed or
                                                                          -------------------
          repurchased during the fiscal year:                                   $102,415,312
                                                                          -------------------

    (iii) Aggregate price of securities  redeemed or repurchased  during any
          PRIOR  fiscal  year ending no earlier  than  October 11, 1995 that were not previously used to reduce registration fees payable
                                                                          -------------------
          to the Commission:                                                              $0
                                                                          -------------------

                                                                                             ----------------------------------
     (iv) Total available redemption credits [add Items 5(ii)                            -                   $102,415,312
                                                                                             ----------------------------------
          and 5(iii)].
      (v) Net sales -- if Item 5(i) is greater than Item 5(iv)
                                                                                             ----------------------------------
          [subtract Item 5(iv) from Item 5(i)]:                                                               $74,412,974
                                                                                             ----------------------------------

---------------------------------------------------------------------------------------------
     (vi)   Redemption credits available for use in future years                          $0
                                                                          -------------------
            -- if Item 5(i) is less than Item 5(iv)  [subtract Item 5(iv) from
            Item 5(i)]:
---------------------------------------------------------------------------------------------

     (vii) Multiplier for determining registration fee (See
                                                                                             ----------------------------------
           Instruction C.9):                                                                                   $0.0001267
                                                                                             ----------------------------------

     (viii) Registration fee due [multiply Item 5(v) by Item
                                                                                             ----------------------------------
            5(vii)]  (enter "0" if no fee is due):                                      =                          $9,429
                                                                                             ==================================


-------------------------------------------------------------------------------------------------------------------------------
6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                                Not applicable

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                                Not applicable


-------------------------------------------------------------------------------------------------------------------------------
7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal

     year (see Instruction D):

                                                                                             ----------------------------------
                                                                                           +                                $0
                                                                                             ----------------------------------



-------------------------------------------------------------------------------------------------------------------------------
8. Total of the amount of the  registration  fee due plus any interest due [line
5(viii) plus line 7]:

                                                                                             ----------------------------------
                                                                                           =                            $9,429
                                                                                             ----------------------------------



-------------------------------------------------------------------------------------------------------------------------------
9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository: August 26, 2004

     Method of Delivery:
                                      [ x]    Wire Transfer
                                      [  ]    Mail or other means


-------------------------------------------------------------------------------------------------------------------------------

                                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Beth P. Hanson
                                      ------------------------------------
                                      Beth P. Hanson
                                      Vice President

Date:                                 August 26, 2004


 * Please print the name and title of the signing officer below the signature.
-------------------------------------------------------------------------------------------------------------------------------